Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases	Leases
Klarna’s leases are primarily composed of office facilities and IT office equipment with various expiration dates through December 2031. We have the option to renew or extend our leases, and certain agreements also provide the option to terminate with prior written notice. As of December 31, 2025 and
December 31, 2024, we have not included these provisions in determining the lease term, as it is not reasonably certain that these options will be exercised.
During 2025, 2024 and 2023, Klarna recognized impairment loss of $16 million, $6 million and $32 million, respectively, related to the early termination of certain lease agreements for office space. Refer to
Note 12 for additional information regarding right-of-use assets.
The following table presents lease expenses and expenses for short-term and low-value leases recognized in 2025, 2024 and 2023:

	2025	2024	2023
Depreciation of right-of-use assets ..............................................................	(15)	(16)	(28)
Impairments of right-of-use assets ...............................................................	(16)	(6)	(32)
Interest expense for lease liabilities .............................................................	(2)	(3)	(4)
Total right-of-use lease cost .............................................................................	(33)	(25)	(64)

Expenses relating to short-term leases .......................................................	(9)	(10)	(7)
Total short-term and low-value leases ............................................................	(9)	(10)	(7)